Balances and Transactions with Related Parties - Information about Related Party (Parenthetical) (Detail) - Natural gas [member] $ in Millions	Dec. 31, 2020 ARS ($)
Disclosure of transactions between related parties [line items]
Other provisions	$ 1,887
Net of liabilities	$ 4,239